Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciles numerator and denominator of the basic and diluted earnings per share

	Common shares	Common shares B	Total
	(in millions, except per share data)
Basic:
Net income attributable to CNH Global N.V.	$151	$991	$1,142

Weighted average shares outstanding—basic	28.9	211.9	240.8

Basic earnings per share attributable to CNH Global N.V. common shares and common shares B	$4.68	$4.68

Diluted:
Net income attributable to CNH Global N.V.	$151	$991	$1,142

Weighted average shares outstanding—basic	28.9	211.9	240.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)	—	—	—

Weighted average shares outstanding—diluted	28.9	211.9	240.8

Diluted earnings per share attributable to CNH Global N.V. common shares and common shares B	$4.68	$4.68

(A)

Stock options to purchase approximately 2.5 million common shares during 2012 were outstanding but not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.

The following table reconciles the numerator and denominator of the basic and diluted earnings per share computations for the years ended December 31, 2011, and 2010:

	2011	2010
	(in millions, except per share data)
Basic:
Net income attributable to CNH Global N.V.	$939	$452

Weighted average common shares outstanding—basic	239.4	237.8

Basic earnings per share attributable to CNH Global N.V. common shareholders	$3.92	$1.90

Diluted:
Net income attributable to CNH Global N.V.	$939	$452

Weighted average common shares outstanding—basic	239.4	237.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)	1.0	0.8

Weighted average common shares outstanding—diluted	240.4	238.6

Diluted earnings per share attributable to CNH Global N.V. common shareholders	$3.91	$1.89

(A)

Stock options to purchase approximately 2.3 million and 4.2 million shares during 2011 and 2010, respectively, were outstanding but not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.